NOTES RECEIVABLE FROM PARTICIPANTS (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Nonparticipant-Directed Investment [Line Items]
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Initiation fee	$ 50